THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
Schedule of Investments January 31, 2020 (Unaudited)

COMMON STOCKS—95.9%	SHARES	VALUE
AEROSPACE & DEFENSE—2.5%
Lockheed Martin Corp.	7,133	$3,053,780
Raytheon Co.	87,830	19,405,160
The Boeing Co.	44,567	14,184,339
TransDigm Group, Inc.	60,457	38,890,779
		75,534,058
APPAREL ACCESSORIES & LUXURY GOODS—0.7%
Lululemon Athletica, Inc.*	47,217	11,303,278
LVMH Moet Hennessy Louis Vuitton SE	20,283	8,832,685
		20,135,963
APPLICATION SOFTWARE—9.0%
Adobe, Inc.*	284,673	99,960,077
Autodesk, Inc.*	116,711	22,974,560
Palantir Technologies, Inc., Cl. A*,@,(a)	153,282	881,371
salesforce.com, Inc.*	752,479	137,184,447
Workday, Inc., Cl. A*	47,111	8,698,104
		269,698,559
AUTO PARTS & EQUIPMENT—0.8%
Aptiv PLC	284,266	24,102,914
AUTOMOTIVE RETAIL—0.3%
O'Reilly Automotive, Inc.*	21,839	8,868,818
BIOTECHNOLOGY—2.6%
AbbVie, Inc.	93,488	7,574,398
Biogen, Inc.*	35,452	9,531,270
Sarepta Therapeutics, Inc.*	107,742	12,493,762
Vertex Pharmaceuticals, Inc.*	215,683	48,970,825
		78,570,255
DATA PROCESSING & OUTSOURCED SERVICES—9.2%
Fidelity National Information Services, Inc.	411,216	59,075,291
Fiserv, Inc.*	140,845	16,705,625
PayPal Holdings, Inc.*	487,385	55,508,278
Visa, Inc., Cl. A	732,541	145,753,682
		277,042,876
DIVERSIFIED BANKS—0.7%
Bank of America Corp.	182,589	5,994,397
Citigroup, Inc.	57,690	4,292,713
JPMorgan Chase & Co.	77,998	10,323,815
		20,610,925
DIVERSIFIED SUPPORT SERVICES—0.9%
Cintas Corp.	99,052	27,632,536
ELECTRICAL COMPONENTS & EQUIPMENT—0.1%
Rockwell Automation, Inc.	16,026	3,071,543
ENVIRONMENTAL & FACILITIES SERVICES—0.4%
Waste Management, Inc.	95,831	11,662,633
FINANCIAL EXCHANGES & DATA—2.5%
Intercontinental Exchange, Inc.	406,129	40,507,306

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
Schedule of Investments January 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—95.9% (CONT.)	SHARES	VALUE
FINANCIAL EXCHANGES & DATA—2.5% (CONT.)
S&P Global, Inc.	118,888	$34,920,972
		75,428,278
FOOTWEAR—1.0%
NIKE, Inc., Cl. B	298,839	28,778,196
HEALTHCARE EQUIPMENT—5.8%
Abbott Laboratories	313,719	27,337,474
Boston Scientific Corp.*	1,107,261	46,361,018
Danaher Corp.	481,275	77,422,709
DexCom, Inc.*	69,385	16,704,439
Intuitive Surgical, Inc.*	9,477	5,305,035
		173,130,675
HEALTHCARE SERVICES—0.4%
Cigna Corp.	66,955	12,880,803
HOME IMPROVEMENT RETAIL—0.4%
Lowe's Cos., Inc.	91,762	10,666,415
HYPERMARKETS & SUPER CENTERS—0.2%
Walmart, Inc.	64,832	7,422,616
INDUSTRIAL CONGLOMERATES—0.8%
Honeywell International, Inc.	133,958	23,204,205
INDUSTRIAL GASES—1.1%
Air Products & Chemicals, Inc.	132,736	31,685,411
INTERACTIVE MEDIA & SERVICES—9.6%
Alphabet, Inc., Cl. C*	100,371	143,955,100
Facebook, Inc., Cl. A*	670,440	135,368,540
Pinterest, Inc., Cl. A*	306,632	6,755,103
		286,078,743
INTERNET & DIRECT MARKETING RETAIL—12.1%
Alibaba Group Holding Ltd.#,*	578,847	119,584,002
Altaba, Inc.*,@,(a)	259,825	5,435,539
Amazon.com, Inc.*	110,070	221,099,809
MercadoLibre, Inc.*	24,593	16,305,159
		362,424,509
INTERNET SERVICES & INFRASTRUCTURE—0.7%
Twilio, Inc., Cl. A*	46,530	5,785,540
VeriSign, Inc.*	68,617	14,281,943
		20,067,483
INVESTMENT BANKING & BROKERAGE—0.8%
Morgan Stanley	421,895	22,048,233
The Charles Schwab Corp.	60,473	2,754,545
		24,802,778
LEISURE FACILITIES—0.1%
Vail Resorts, Inc.	17,976	4,215,552
LIFE SCIENCES TOOLS & SERVICES—0.7%
Thermo Fisher Scientific, Inc.	64,198	20,106,172

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
Schedule of Investments January 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—95.9% (CONT.)	SHARES	VALUE
MANAGED HEALTHCARE—2.0%
UnitedHealth Group, Inc.	223,992	$61,026,620
METAL & GLASS CONTAINERS—0.9%
Ball Corp.	370,405	26,735,833
MOVIES & ENTERTAINMENT—1.4%
Netflix, Inc.*	77,023	26,579,867
The Walt Disney Co.	110,728	15,314,790
		41,894,657
PHARMACEUTICALS—1.5%
Allergan PLC	15,714	2,932,861
GW Pharmaceuticals PLC#,*	73,284	8,466,501
Novartis AG#	162,874	15,393,222
Zoetis, Inc., Cl. A	134,484	18,049,097
		44,841,681
PROPERTY & CASUALTY INSURANCE—1.2%
The Progressive Corp.	450,695	36,366,580
RAILROADS—0.5%
Union Pacific Corp.	87,057	15,619,767
RESTAURANTS—0.2%
Starbucks Corp.	78,773	6,682,314
SEMICONDUCTOR EQUIPMENT—1.1%
ASML Holding NV	25,558	7,173,108
Lam Research Corp.	89,451	26,675,183
		33,848,291
SEMICONDUCTORS—3.5%
Micron Technology, Inc.*	326,885	17,354,325
NVIDIA Corp.	130,796	30,924,098
NXP Semiconductors NV	354,907	45,023,501
QUALCOMM, Inc.	100,063	8,536,375
Taiwan Semiconductor Manufacturing Co., Ltd.#	53,156	2,867,235
		104,705,534
SOFT DRINKS—0.6%
The Coca-Cola Co.	298,292	17,420,253
SPECIALTY CHEMICALS—1.1%
The Sherwin-Williams Co.	59,226	32,988,290
SYSTEMS SOFTWARE—10.5%
Crowdstrike Holdings, Inc., Cl. A*	283,187	17,299,893
Microsoft Corp.	1,661,081	282,765,818
ServiceNow, Inc.*	38,873	13,148,015
		313,213,726
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.7%
Apple, Inc.	528,745	163,651,865
Samsung Electronics Co., Ltd.	589,240	27,201,306
Western Digital Corp.	155,202	10,165,731
		201,018,902

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
Schedule of Investments January 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—95.9% (CONT.)	SHARES	VALUE
TRUCKING—0.5%
Uber Technologies, Inc.*	426,645	$15,482,947
WIRELESS TELECOMMUNICATION SERVICES—0.8%
T-Mobile US, Inc.*	295,573	23,406,426
TOTAL COMMON STOCKS (Cost $1,824,497,992)		2,873,074,737
PREFERRED STOCKS—0.1%	SHARES	VALUE
APPLICATION SOFTWARE—0.1%
Palantir Technologies, Inc., Cl. B*,@,(a)	625,130	3,594,498
Palantir Technologies, Inc., Cl. D*,@,(a)	81,445	468,309
		4,062,807
TOTAL PREFERRED STOCKS (Cost $4,665,771)		4,062,807
REAL ESTATE INVESTMENT TRUST—1.0%	SHARES	VALUE
SPECIALIZED—1.0%
Crown Castle International Corp.	205,091	30,730,835
(Cost $23,990,267)		30,730,835
Total Investments (Cost $1,853,154,030)	97.0%	$2,907,868,379
Unaffiliated Securities (Cost $1,853,154,030)		2,907,868,379
Other Assets in Excess of Liabilities	3.0%	88,998,333
NET ASSETS	100.0%	$2,996,866,712

#	American Depositary Receipts.
(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 1/31/2020
Altaba, Inc.	10/24/18	$805,470	0.03%	$958,513	0.03%
Altaba, Inc.	10/25/18	1,188,343	0.04%	1,407,435	0.05%
Altaba, Inc.	10/29/18	1,156,773	0.04%	1,426,618	0.05%
Altaba, Inc.	10/30/18	751,641	0.03%	944,433	0.03%
Altaba, Inc.	10/31/18	271,272	0.01%	324,469	0.01%
Altaba, Inc.	11/6/18	321,297	0.01%	374,071	0.01%
Palantir Technologies, Inc., Cl. A	10/7/14	997,406	0.05%	881,371	0.03%
Palantir Technologies, Inc., Cl. B	10/7/14	4,128,004	0.22%	3,594,498	0.12%
Palantir Technologies, Inc., Cl. D	10/14/14	537,767	0.03%	468,309	0.02%
Total				$10,379,717	0.35%

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER 25 FUND
Schedule of Investments January 31, 2020 (Unaudited)

COMMON STOCKS—94.3%	SHARES	VALUE
AEROSPACE & DEFENSE—3.6%
TransDigm Group, Inc.	879	$565,443
APPLICATION SOFTWARE—11.3%
Adobe, Inc.*	2,062	724,051
Avalara, Inc.*	1,695	144,312
salesforce.com, Inc.*	4,819	878,552
		1,746,915
AUTO PARTS & EQUIPMENT—2.1%
Aptiv PLC	3,870	328,137
DATA PROCESSING & OUTSOURCED SERVICES—9.0%
PayPal Holdings, Inc.*	4,178	475,833
Visa, Inc., Cl. A	4,657	926,603
		1,402,436
DIVERSIFIED SUPPORT SERVICES—2.0%
Cintas Corp.	1,099	306,588
FINANCIAL EXCHANGES & DATA—6.7%
CME Group, Inc., Cl. A	2,332	506,301
S&P Global, Inc.	1,815	533,119
		1,039,420
HEALTHCARE EQUIPMENT—2.1%
DexCom, Inc.*	1,326	319,235
INTERACTIVE MEDIA & SERVICES—9.2%
Alphabet, Inc., Cl. C*	521	747,234
Facebook, Inc., Cl. A*	3,387	683,869
		1,431,103
INTERNET & DIRECT MARKETING RETAIL—13.0%
Alibaba Group Holding Ltd.#,*	3,675	759,218
Amazon.com, Inc.*	617	1,239,381
		1,998,599
MANAGED HEALTHCARE—3.8%
UnitedHealth Group, Inc.	2,179	593,669
MOVIES & ENTERTAINMENT—2.9%
Live Nation Entertainment, Inc.*	6,659	453,877
PROPERTY & CASUALTY INSURANCE—4.2%
The Progressive Corp.	8,063	650,603
RESTAURANTS—0.5%
Luckin Coffee, Inc.#,*	2,148	69,789
SEMICONDUCTOR EQUIPMENT—2.7%
Applied Materials, Inc.	7,280	422,167
SEMICONDUCTORS—3.2%
NXP Semiconductors NV	3,967	503,254
SPECIALTY CHEMICALS—2.8%
The Sherwin-Williams Co.	790	440,022
SYSTEMS SOFTWARE—9.5%
Microsoft Corp.	8,623	1,467,893

THE ALGER FUNDS | ALGER 25 FUND
Schedule of Investments January 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—94.3% (CONT.)	SHARES	VALUE
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—5.7%
Apple, Inc.	2,842	$879,627
TOTAL COMMON STOCKS (Cost $11,516,942)		14,618,777
REAL ESTATE INVESTMENT TRUST—2.7%	SHARES	VALUE
SPECIALIZED—2.7%
Crown Castle International Corp.	2,793	418,503
(Cost $376,328)		418,503
Total Investments (Cost $11,893,270)	97.0%	$15,037,280
Unaffiliated Securities (Cost $11,893,270)		15,037,280
Other Assets in Excess of Liabilities	3.0%	464,376
NET ASSETS	100.0%	$15,501,656

*	Non-income producing security.
#	American Depositary Receipts.

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER 35 FUND

Schedule of Investments January 31, 2020 (Unaudited)

COMMON STOCKS—91.7%	SHARES	VALUE
AEROSPACE & DEFENSE—1.5%
TransDigm Group, Inc.	233	$149,884
APPAREL ACCESSORIES & LUXURY GOODS—0.5%
Lululemon Athletica, Inc.*	209	50,033
APPLICATION SOFTWARE—5.8%
Adobe, Inc.*	661	232,104
ANSYS, Inc.*	571	156,642
Avalara, Inc.*	2,406	204,847
		593,593
AUTOMOBILE MANUFACTURERS—1.3%
Tesla, Inc.*	196	127,512
DATA PROCESSING & OUTSOURCED SERVICES—12.7%
Fiserv, Inc.*	3,432	407,069
PayPal Holdings, Inc.*	3,098	352,831
Visa, Inc., Cl. A	2,644	526,077
		1,285,977
DIVERSIFIED SUPPORT SERVICES—2.1%
Cintas Corp.	751	209,506
FINANCIAL EXCHANGES & DATA—4.3%
MarketAxess Holdings, Inc.	552	195,507
S&P Global, Inc.	818	240,271
		435,778
HEALTHCARE EQUIPMENT—5.9%
DexCom, Inc.*	867	208,730
Insulet Corp.*	1,044	202,578
Intuitive Surgical, Inc.*	340	190,325
		601,633
HEALTHCARE TECHNOLOGY—2.0%
Veeva Systems, Inc., Cl. A*	1,406	206,134
INTERACTIVE MEDIA & SERVICES—9.2%
Alphabet, Inc., Cl. A*	283	405,477
Facebook, Inc., Cl. A*	1,837	370,909
Pinterest, Inc., Cl. A*	7,248	159,673
		936,059
INTERNET & DIRECT MARKETING RETAIL—10.7%
Amazon.com, Inc.*	505	1,014,404
MercadoLibre, Inc.*	117	77,571
		1,091,975
LIFE SCIENCES TOOLS & SERVICES—1.9%
Bio-Techne Corp.	913	191,703
MOVIES & ENTERTAINMENT—1.4%
Live Nation Entertainment, Inc.*	2,131	145,249
REGIONAL BANKS—0.9%
SVB Financial Group*	393	94,450
RESEARCH & CONSULTING SERVICES—3.0%
CoStar Group, Inc.*	470	306,905

THE ALGER FUNDS | ALGER 35 FUND

Schedule of Investments January 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—91.7% (CONT.)	SHARES	VALUE
RESTAURANTS—0.7%
Luckin Coffee, Inc.#,*	2,253	$73,200
SEMICONDUCTOR EQUIPMENT—2.3%
Applied Materials, Inc.	4,104	237,991
SEMICONDUCTORS—5.3%
Advanced Micro Devices, Inc.*	7,401	347,847
QUALCOMM, Inc.	2,273	193,910
		541,757
SYSTEMS SOFTWARE—13.0%
Crowdstrike Holdings, Inc., Cl. A*	1,687	103,059
Microsoft Corp.	5,071	863,236
ServiceNow, Inc.*	1,035	350,068
		1,316,363
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—7.2%
Apple, Inc.	1,887	584,045
Western Digital Corp.	2,315	151,632
		735,677
TOTAL COMMON STOCKS (Cost $7,670,427)		9,331,379
REAL ESTATE INVESTMENT TRUST—5.3%	SHARES	VALUE
SPECIALIZED—5.3%
Crown Castle International Corp.	3,578	536,128
(Cost $423,516)		536,128
Total Investments (Cost $8,093,943)	97.0%	$9,867,507
Unaffiliated Securities (Cost $8,093,943)		9,867,507
Other Assets in Excess of Liabilities	3.0%	301,330
NET ASSETS	100.0%	$10,168,837

*	Non-income producing security.
#	American Depositary Receipts.

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments January 31, 2020 (Unaudited)

COMMON STOCKS—93.4%	SHARES	VALUE
AEROSPACE & DEFENSE—3.9%
General Dynamics Corp.	4,222	$740,708
The Boeing Co.	5,095	1,621,586
TransDigm Group, Inc.	2,111	1,357,964
United Technologies Corp.	7,171	1,077,084
		4,797,342
APPAREL ACCESSORIES & LUXURY GOODS—0.5%
Tapestry, Inc.	25,268	651,156
ASSET MANAGEMENT & CUSTODY BANKS—3.7%
BlackRock, Inc., Cl. A	3,987	2,102,545
The Blackstone Group, Inc., Cl. A	28,778	1,757,472
The Carlyle Group, Inc.(a)	19,030	618,094
		4,478,111
BIOTECHNOLOGY—1.9%
AbbVie, Inc.	10,565	855,976
Amgen, Inc.	4,100	885,805
Gilead Sciences, Inc.	9,700	613,040
		2,354,821
BUILDING PRODUCTS—0.5%
Johnson Controls International PLC	14,015	552,892
CABLE & SATELLITE—1.3%
Comcast Corp., Cl. A	37,905	1,637,117
CASINOS & GAMING—0.5%
Las Vegas Sands Corp.	8,632	563,756
COMMODITY CHEMICALS—0.2%
Dow, Inc.	5,494	253,109
COMMUNICATIONS EQUIPMENT—1.3%
Cisco Systems, Inc.	33,444	1,537,421
CONSUMER ELECTRONICS—0.5%
Garmin Ltd.	6,613	641,130
DEPARTMENT STORES—0.5%
Kohl's Corp.	13,233	565,711
DIVERSIFIED BANKS—6.5%
Bank of America Corp.	47,028	1,543,929
JPMorgan Chase & Co.	40,376	5,344,168
Wells Fargo & Co.	21,178	994,095
		7,882,192
ELECTRIC UTILITIES—0.7%
NextEra Energy, Inc.	3,386	908,125
ELECTRICAL COMPONENTS & EQUIPMENT—0.7%
Eaton Corp. PLC	9,500	897,465
FINANCIAL EXCHANGES & DATA—2.5%
CME Group, Inc., Cl. A	13,814	2,999,158
HEALTHCARE EQUIPMENT—0.8%
Medtronic PLC	7,950	917,748

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments January 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—93.4% (CONT.)	SHARES	VALUE
HEALTHCARE SERVICES—1.1%
CVS Health Corp.	20,048	$1,359,655
HOME IMPROVEMENT RETAIL—2.8%
The Home Depot, Inc.	15,157	3,457,312
HOTELS RESORTS & CRUISE LINES—0.9%
Extended Stay America, Inc.	36,181	467,459
Royal Caribbean Cruises Ltd.	5,206	609,518
		1,076,977
HOUSEHOLD PRODUCTS—2.0%
The Procter & Gamble Co.	19,627	2,445,917
HYPERMARKETS & SUPER CENTERS—1.1%
Walmart, Inc.	12,141	1,390,023
INDUSTRIAL CONGLOMERATES—2.5%
Honeywell International, Inc.	17,536	3,037,586
INDUSTRIAL GASES—1.2%
Air Products & Chemicals, Inc.	6,023	1,437,750
INTEGRATED OIL & GAS—2.5%
Chevron Corp.	8,239	882,727
Exxon Mobil Corp.	19,901	1,236,250
TOTAL SA#	18,726	909,896
		3,028,873
INTEGRATED TELECOMMUNICATION SERVICES—2.9%
AT&T, Inc.	32,156	1,209,709
Verizon Communications, Inc.	39,128	2,325,768
		3,535,477
INTERACTIVE MEDIA & SERVICES—6.6%
Alphabet, Inc., Cl. A*	2,073	2,970,153
Alphabet, Inc., Cl. C*	2,010	2,882,803
Facebook, Inc., Cl. A*	10,897	2,200,213
		8,053,169
INTERNET & DIRECT MARKETING RETAIL—1.7%
Amazon.com, Inc.*	1,016	2,040,860
INVESTMENT BANKING & BROKERAGE—2.0%
Morgan Stanley	47,468	2,480,678
LEISURE FACILITIES—0.4%
Vail Resorts, Inc.	2,337	548,050
MANAGED HEALTHCARE—1.9%
UnitedHealth Group, Inc.	8,322	2,267,329
MULTI-LINE INSURANCE—0.6%
The Hartford Financial Services Group, Inc.	13,340	790,795
MULTI-UTILITIES—0.9%
Sempra Energy	6,674	1,072,111
OIL & GAS EXPLORATION & PRODUCTION—0.9%
ConocoPhillips	17,676	1,050,485

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments January 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—93.4% (CONT.)	SHARES	VALUE
OIL & GAS REFINING & MARKETING—0.3%
Valero Energy Corp.	5,049	$425,681
OIL & GAS STORAGE & TRANSPORTATION—0.6%
ONEOK, Inc.	10,458	782,990
PHARMACEUTICALS—8.3%
AstraZeneca PLC#	20,069	977,360
Bristol-Myers Squibb Co.	9,379	590,408
Eli Lilly & Co.	9,626	1,344,175
GlaxoSmithKline PLC#	19,689	921,445
Johnson & Johnson	16,787	2,499,081
Merck & Co., Inc.	13,822	1,180,952
Novartis AG#	6,300	595,413
Pfizer, Inc.	52,638	1,960,239
		10,069,073
RAILROADS—0.7%
Union Pacific Corp.	4,993	895,844
RESTAURANTS—1.3%
Darden Restaurants, Inc.	5,065	589,718
McDonald's Corp.	4,595	983,192
		1,572,910
SEMICONDUCTOR EQUIPMENT—1.3%
KLA Corp.	9,669	1,602,540
SEMICONDUCTORS—2.9%
Broadcom, Inc.	6,048	1,845,607
QUALCOMM, Inc.	13,296	1,134,282
Taiwan Semiconductor Manufacturing Co., Ltd.#	10,468	564,644
		3,544,533
SOFT DRINKS—2.8%
PepsiCo, Inc.	15,503	2,201,736
The Coca-Cola Co.	20,700	1,208,880
		3,410,616
SYSTEMS SOFTWARE—9.4%
Microsoft Corp.	66,646	11,345,148
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.3%
Apple, Inc.	22,756	7,043,210
Western Digital Corp.	8,993	589,041
		7,632,251
TOBACCO—1.5%
Altria Group, Inc.	39,514	1,878,100
TOTAL COMMON STOCKS (Cost $55,655,535)		113,869,987
MASTER LIMITED PARTNERSHIP—0.6%	SHARES	VALUE
OIL & GAS STORAGE & TRANSPORTATION—0.6%
Cheniere Energy Partners LP	17,862	690,724
(Cost $604,543)		690,724

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments January 31, 2020 (Unaudited) (Continued)

REAL ESTATE INVESTMENT TRUST—4.8%	SHARES	VALUE
HEALTHCARE—0.7%
Welltower, Inc.	9,369	$795,522
INDUSTRIAL—0.6%
Americold Realty Trust	19,681	678,404
MORTGAGE—0.8%
Blackstone Mortgage Trust, Inc., Cl. A	26,124	997,937
SPECIALIZED—2.7%
Crown Castle International Corp.	11,537	1,728,704
CyrusOne, Inc.	9,891	601,867
Lamar Advertising Co., Cl. A	10,909	1,012,464
		3,343,035
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $3,960,868)		5,814,898
SHORT—TERM INVESTMENTS—0.2%	SHARES	VALUE
MONEY MARKET FUND—0.2%
Invesco Government & Agency Portfolio, Cl. Institutional, 1.48%	243,110	243,110
(Cost $243,110)		243,110
Total Investments (Cost $60,464,056)	99.0%	$120,618,719
Unaffiliated Securities (Cost $60,464,056)		120,618,719
Other Assets in Excess of Liabilities	1.0%	1,264,044
NET ASSETS	100.0%	$121,882,763

#	American Depositary Receipts.
(a)	All or portion of the security is on loan.
*	Non-income producing security.

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments January 31, 2020 (Unaudited)

COMMON STOCKS—95.9%	SHARES	VALUE
AEROSPACE & DEFENSE—5.2%
HEICO Corp.	10,042	$1,229,442
HEICO Corp., Cl. A	19,807	1,904,443
Hexcel Corp.	12,922	959,071
L3Harris Technologies, Inc.	4,274	945,964
Mercury Systems, Inc.*	15,794	1,212,190
TransDigm Group, Inc.	5,419	3,485,934
		9,737,044
APPAREL ACCESSORIES & LUXURY GOODS—1.5%
Lululemon Athletica, Inc.*	11,751	2,813,072
APPAREL RETAIL—1.0%
Burlington Stores, Inc.*	8,656	1,882,420
APPLICATION SOFTWARE—15.1%
Anaplan, Inc.*	28,589	1,646,441
ANSYS, Inc.*	10,507	2,882,385
Aspen Technology, Inc.*	10,170	1,210,027
Atlassian Corp. PLC, Cl. A*	13,437	1,975,239
Avalara, Inc.*	42,803	3,644,246
Benefitfocus, Inc.*	74,819	1,384,152
Cadence Design Systems, Inc.*	25,973	1,872,913
Coupa Software, Inc.*	4,233	682,148
Datadog, Inc., Cl. A*	33,906	1,566,796
Fair Isaac Corp.*	7,277	2,928,119
Five9, Inc.*	12,975	930,697
Palantir Technologies, Inc., Cl. A*,@,(a)	16,376	94,162
Paycom Software, Inc.*	8,415	2,677,316
PTC, Inc.*	23,794	1,977,757
RealPage, Inc.*	16,680	973,278
Splunk, Inc.*	5,998	931,249
The Trade Desk, Inc., Cl. A*	2,054	552,896
		27,929,821
ASSET MANAGEMENT & CUSTODY BANKS—0.5%
The Carlyle Group, Inc.	29,169	947,409
AUTO PARTS & EQUIPMENT—0.7%
Aptiv PLC	15,881	1,346,550
AUTOMOBILE MANUFACTURERS—0.6%
Thor Industries, Inc.	13,400	1,078,968
AUTOMOTIVE RETAIL—0.9%
O'Reilly Automotive, Inc.*	4,257	1,728,768
BIOTECHNOLOGY—3.8%
ACADIA Pharmaceuticals, Inc.*	12,039	480,838
Alexion Pharmaceuticals, Inc.*	3,426	340,510
Alnylam Pharmaceuticals, Inc.*	6,301	723,292
Bluebird Bio, Inc.*	5,501	438,375
Genmab AS#,*	46,528	1,079,915
Neurocrine Biosciences, Inc.*	10,713	1,072,157
Sarepta Therapeutics, Inc.*	14,716	1,706,466

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments January 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—95.9% (CONT.)	SHARES	VALUE
BIOTECHNOLOGY—3.8% (CONT.)
Seattle Genetics, Inc.*	11,750	$1,273,583
		7,115,136
CASINOS & GAMING—1.0%
Diamond Eagle Acquisition Corp., Cl. A*	132,692	1,928,015
COMMUNICATIONS EQUIPMENT—1.0%
Motorola Solutions, Inc.	10,279	1,819,383
CONSTRUCTION MATERIALS—0.5%
Vulcan Materials Co.	6,485	918,471
CONSUMER ELECTRONICS—0.8%
Garmin Ltd.	15,053	1,459,388
DATA PROCESSING & OUTSOURCED SERVICES—4.3%
Fiserv, Inc.*	31,646	3,753,532
Global Payments, Inc.	16,533	3,231,375
Square, Inc., Cl. A*	13,848	1,034,307
		8,019,214
DIVERSIFIED SUPPORT SERVICES—2.1%
Cintas Corp.	10,590	2,954,292
IAA, Inc.*	20,108	950,304
		3,904,596
EDUCATION SERVICES—1.0%
Bright Horizons Family Solutions, Inc.*	11,558	1,892,391
ELECTRICAL COMPONENTS & EQUIPMENT—2.2%
AMETEK, Inc.	10,474	1,017,549
Rockwell Automation, Inc.	5,219	1,000,274
Sunrun, Inc.*	121,636	2,071,461
		4,089,284
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.9%
Cognex Corp.	36,204	1,845,318
Trimble, Inc.*	39,367	1,673,885
		3,519,203
ELECTRONIC MANUFACTURING SERVICES—0.5%
Flex Ltd.*	73,729	969,536
ENVIRONMENTAL & FACILITIES SERVICES—1.5%
Waste Connections, Inc.	29,364	2,828,047
FINANCIAL EXCHANGES & DATA—1.7%
MarketAxess Holdings, Inc.	3,740	1,324,633
Tradeweb Markets, Inc., Cl. A	40,282	1,860,223
		3,184,856
FOOD DISTRIBUTORS—0.9%
US Foods Holding Corp.*	43,475	1,746,391
HEALTHCARE EQUIPMENT—5.5%
ABIOMED, Inc.*	3,391	631,709
DexCom, Inc.*	18,009	4,335,666
Insulet Corp.*	13,045	2,531,252
Masimo Corp.*	7,550	1,288,030

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments January 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—95.9% (CONT.)	SHARES	VALUE
HEALTHCARE EQUIPMENT—5.5% (CONT.)
Nevro Corp.*	10,412	$1,383,859
		10,170,516
HEALTHCARE FACILITIES—0.6%
HCA Healthcare, Inc.	7,611	1,056,407
HEALTHCARE SERVICES—1.4%
1Life Healthcare, Inc.*	10,093	222,753
Amedisys, Inc.*	2,101	370,805
Guardant Health, Inc.*	25,512	1,939,932
		2,533,490
HEALTHCARE SUPPLIES—0.6%
Align Technology, Inc.*	4,590	1,180,089
HEALTHCARE TECHNOLOGY—2.4%
Phreesia, Inc.*	37,003	1,147,093
Teladoc Health, Inc.*	11,928	1,213,197
Veeva Systems, Inc., Cl. A*	14,578	2,137,280
		4,497,570
HOMEFURNISHING RETAIL—1.3%
Bed Bath & Beyond, Inc.	163,135	2,324,674
INDUSTRIAL MACHINERY—1.3%
Lincoln Electric Holdings, Inc.	16,445	1,466,565
The Middleby Corp.*	8,387	940,686
		2,407,251
INSURANCE BROKERS—1.0%
eHealth, Inc.*	17,907	1,883,100
INTERACTIVE HOME ENTERTAINMENT—0.4%
Take-Two Interactive Software, Inc.*	5,323	663,459
INTERACTIVE MEDIA & SERVICES—1.5%
IAC/InterActiveCorp.*	3,679	896,168
Pinterest, Inc., Cl. A*	84,136	1,853,516
		2,749,684
INTERNET & DIRECT MARKETING RETAIL—1.2%
Grubhub, Inc.*	10,304	557,962
MercadoLibre, Inc.*	2,451	1,625,013
		2,182,975
INTERNET SERVICES & INFRASTRUCTURE—2.6%
Akamai Technologies, Inc.*	8,326	777,232
Shopify, Inc., Cl. A*	3,250	1,513,395
VeriSign, Inc.*	11,761	2,447,935
		4,738,562
LEISURE FACILITIES—0.4%
Planet Fitness, Inc., Cl. A*	9,694	783,178
LEISURE PRODUCTS—0.7%
Peloton Interactive, Inc., Cl. A*	41,329	1,337,406
LIFE SCIENCES TOOLS & SERVICES—2.6%
10X Genomics, Inc., Cl. A*	6,236	569,908

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments January 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—95.9% (CONT.)	SHARES	VALUE
LIFE SCIENCES TOOLS & SERVICES—2.6% (CONT.)
Bio-Rad Laboratories, Inc., Cl. A*	1,440	$519,725
Bio-Techne Corp.	8,605	1,806,792
Lonza Group AG*	1,004	412,376
Repligen Corp.*	14,834	1,489,185
		4,797,986
METAL & GLASS CONTAINERS—1.0%
Ball Corp.	24,964	1,801,902
MOVIES & ENTERTAINMENT—1.6%
Live Nation Entertainment, Inc.*	39,686	2,704,998
Roku, Inc., Cl. A*	2,638	319,066
		3,024,064
PHARMACEUTICALS—2.9%
Aerie Pharmaceuticals, Inc.*	48,024	983,532
Canopy Growth Corp.*	39,404	888,560
GW Pharmaceuticals PLC#,*	16,559	1,913,061
Zoetis, Inc., Cl. A	11,772	1,579,920
		5,365,073
PROPERTY & CASUALTY INSURANCE—1.1%
The Progressive Corp.	24,682	1,991,591
REGIONAL BANKS—1.2%
SVB Financial Group*	9,115	2,190,608
RESEARCH & CONSULTING SERVICES—4.7%
CoStar Group, Inc.*	5,844	3,816,074
IHS Markit Ltd.*	25,254	1,991,530
Verisk Analytics, Inc., Cl. A	17,783	2,889,204
		8,696,808
RESTAURANTS—1.2%
Chipotle Mexican Grill, Inc., Cl. A*	1,542	1,336,544
Luckin Coffee, Inc.#,*	29,313	952,379
		2,288,923
SEMICONDUCTOR EQUIPMENT—2.0%
KLA Corp.	9,377	1,554,144
Lam Research Corp.	3,035	905,067
MKS Instruments, Inc.	4,010	420,328
SolarEdge Technologies, Inc.*	9,144	894,832
		3,774,371
SEMICONDUCTORS—3.4%
Advanced Micro Devices, Inc.*	75,019	3,525,893
Micron Technology, Inc.*	25,093	1,332,188
Xilinx, Inc.	16,390	1,384,627
		6,242,708
SYSTEMS SOFTWARE—2.2%
Crowdstrike Holdings, Inc., Cl. A*	45,321	2,768,660
Proofpoint, Inc.*	11,130	1,366,875
		4,135,535

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments January 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—95.9% (CONT.)	SHARES	VALUE
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—1.5%
Western Digital Corp.	42,555	$2,787,353
TRADING COMPANIES & DISTRIBUTORS—0.4%
MSC Industrial Direct Co., Inc., Cl. A	12,281	835,968
TRUCKING—0.5%
Old Dominion Freight Line, Inc.	4,352	853,993
TOTAL COMMON STOCKS (Cost $152,710,233)		178,153,207
PREFERRED STOCKS—0.4%	SHARES	VALUE
APPLICATION SOFTWARE—0.3%
Palantir Technologies, Inc., Cl. B*,@,(a)	66,787	384,025
Palantir Technologies, Inc., Cl. D*,@,(a)	8,701	50,031
		434,056
BIOTECHNOLOGY—0.1%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	219,610	232,787
TOTAL PREFERRED STOCKS (Cost $1,486,719)		666,843
RIGHTS—1.0%	SHARES	VALUE
BIOTECHNOLOGY—1.0%
Tolero CDR*,@,(a),(c)	590,059	1,905,891
(Cost $315,501)		1,905,891
REAL ESTATE INVESTMENT TRUST—2.7%	SHARES	VALUE
INDUSTRIAL—0.2%
Innovative Industrial Properties, Inc., Cl. A	5,157	461,552
RESIDENTIAL—0.4%
Equity LifeStyle Properties, Inc.	10,239	744,887
SPECIALIZED—2.1%
Crown Castle International Corp.	25,835	3,871,116
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $4,171,289)		5,077,555
Total Investments (Cost $158,683,742)	100.0%	$185,803,496
Affiliated Securities (Cost $988,245)		232,787
Unaffiliated Securities (Cost $157,695,497)		185,570,709
Other Assets in Excess of Liabilities	0.0%	41,335
NET ASSETS	100.0%	$185,844,831

#	American Depositary Receipts.
(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
(c)	Contingent Deferred Rights.
*	Non-income producing security.

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments January 31, 2020 (Unaudited) (Continued)

@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 1/31/2020
Palantir Technologies, Inc., Cl. A	10/7/14	$106,559	0.05%	$94,162	0.05%
Palantir Technologies, Inc., Cl. B	10/7/14	441,023	0.22%	384,025	0.21%
Palantir Technologies, Inc., Cl. D	10/14/14	57,451	0.03%	50,031	0.03%
Prosetta Biosciences, Inc., Series D	2/6/15	988,245	0.50%	232,787	0.12%
Tolero CDR	2/6/17	315,501	0.19%	1,905,891	1.03%
Total				$2,666,896	1.44%

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP FOCUS FUND
Schedule of Investments January 31, 2020 (Unaudited)

COMMON STOCKS—96.5%	SHARES	VALUE
AEROSPACE & DEFENSE—4.7%
HEICO Corp.	5,611	$686,955
Mercury Systems, Inc.*	12,849	986,160
		1,673,115
AIR FREIGHT & LOGISTICS—3.4%
XPO Logistics, Inc.*	13,821	1,228,963
APPAREL ACCESSORIES & LUXURY GOODS—3.1%
Lululemon Athletica, Inc.*	4,668	1,117,473
APPAREL RETAIL—2.8%
Burlington Stores, Inc.*	4,547	988,836
APPLICATION SOFTWARE—24.1%
ANSYS, Inc.*	4,540	1,245,458
Atlassian Corp. PLC, Cl. A*	5,426	797,622
Avalara, Inc.*	5,441	463,247
Coupa Software, Inc.*	2,352	379,025
Fair Isaac Corp.*	1,014	408,013
Guidewire Software, Inc.*	3,729	419,513
HubSpot, Inc.*	3,540	640,528
Instructure, Inc.*	7,218	352,527
Manhattan Associates, Inc.*	11,616	992,703
Paylocity Holding Corp.*	3,843	545,283
RealPage, Inc.*	6,247	364,512
The Trade Desk, Inc., Cl. A*	3,017	812,116
Tyler Technologies, Inc.*	3,568	1,154,890
		8,575,437
COMMUNICATIONS EQUIPMENT—1.9%
Motorola Solutions, Inc.	3,736	661,272
DATA PROCESSING & OUTSOURCED SERVICES—1.5%
NIC, Inc.	27,016	533,026
ELECTRONIC COMPONENTS—0.9%
Dolby Laboratories, Inc., Cl. A	4,628	320,906
ELECTRONIC EQUIPMENT & INSTRUMENTS—2.2%
Cognex Corp.	15,338	781,778
ENVIRONMENTAL & FACILITIES SERVICES—1.6%
Waste Connections, Inc.	6,065	584,120
FINANCIAL EXCHANGES & DATA—1.4%
Tradeweb Markets, Inc., Cl. A	10,872	502,069
HEALTHCARE EQUIPMENT—13.0%
Cantel Medical Corp.	14,218	925,023
DexCom, Inc.*	3,894	937,480
IDEXX Laboratories, Inc.*	1,938	525,217
Inogen, Inc.*	5,107	226,087
Insulet Corp.*	1,899	368,482
Intuitive Surgical, Inc.*	1,141	638,709
Masimo Corp.*	3,326	567,416
Mesa Laboratories, Inc.	1,658	435,126
		4,623,540

THE ALGER FUNDS | ALGER MID CAP FOCUS FUND
Schedule of Investments January 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—96.5% (CONT.)	SHARES	VALUE
HEALTHCARE SUPPLIES—5.9%
Quidel Corp.*	21,791	$1,673,549
Silk Road Medical, Inc.*	9,195	427,935
		2,101,484
HEALTHCARE TECHNOLOGY—4.2%
Teladoc Health, Inc.*	6,186	629,178
Veeva Systems, Inc., Cl. A*	5,978	876,435
		1,505,613
INDUSTRIAL MACHINERY—1.8%
Proto Labs, Inc.*	6,070	628,245
INSURANCE BROKERS—1.6%
eHealth, Inc.*	5,273	554,509
INTERNET & DIRECT MARKETING RETAIL—1.0%
MercadoLibre, Inc.*	534	354,042
INTERNET SERVICES & INFRASTRUCTURE—3.7%
Okta, Inc., Cl. A*	5,729	733,599
Shopify, Inc., Cl. A*	1,255	584,403
		1,318,002
LEISURE FACILITIES—2.4%
Planet Fitness, Inc., Cl. A*	10,713	865,503
LIFE SCIENCES TOOLS & SERVICES—4.4%
Bio-Techne Corp.	4,738	994,838
Illumina, Inc.*	2,032	589,422
		1,584,260
MANAGED HEALTHCARE—2.1%
HealthEquity, Inc.*	11,123	734,785
OIL & GAS EQUIPMENT & SERVICES—2.2%
DMC Global, Inc.	18,497	773,730
PHARMACEUTICALS—3.0%
Zoetis, Inc., Cl. A	7,896	1,059,722
SYSTEMS SOFTWARE—0.5%
Crowdstrike Holdings, Inc., Cl. A*	3,098	189,257
TRADING COMPANIES & DISTRIBUTORS—3.1%
SiteOne Landscape Supply, Inc.*	11,566	1,116,697
TOTAL COMMON STOCKS (Cost $30,618,816)		34,376,384
Total Investments (Cost $30,618,816)	96.5%	$34,376,384
Unaffiliated Securities (Cost $30,618,816)		34,376,384
Other Assets in Excess of Liabilities	3.5%	1,258,334
NET ASSETS	100.0%	$35,634,718

*	Non-income producing security.

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER WEATHERBIE SPECIALIZED GROWTH FUND
Schedule of Investments January 31, 2020 (Unaudited)

COMMON STOCKS—95.6%	SHARES	VALUE
AEROSPACE & DEFENSE—2.2%
Kratos Defense & Security Solutions, Inc.*	779,973	$14,304,705
AIR FREIGHT & LOGISTICS—0.7%
XPO Logistics, Inc.*	51,275	4,559,373
APPAREL ACCESSORIES & LUXURY GOODS—1.3%
Canada Goose Holdings, Inc.*	274,723	8,241,690
APPLICATION SOFTWARE—21.9%
Altair Engineering, Inc., Cl. A*	190,086	7,023,678
Avalara, Inc.*	158,447	13,490,178
Bill.Com Holdings, Inc.*	10,603	533,543
Ebix, Inc.	267,405	9,206,754
Everbridge, Inc.*	201,344	18,249,820
Globant SA*	102,744	12,606,689
HubSpot, Inc.*	77,898	14,094,864
LivePerson, Inc.*	27,286	1,118,999
Paylocity Holding Corp.*	266,653	37,835,394
Pluralsight, Inc., Cl. A*	65,480	1,269,657
SPS Commerce, Inc.*	227,801	12,945,931
Telaria, Inc.*	44,941	456,151
The Trade Desk, Inc., Cl. A*	55,541	14,950,526
		143,782,184
ASSET MANAGEMENT & CUSTODY BANKS—2.8%
Hamilton Lane, Inc., Cl. A	278,798	18,107,930
BIOTECHNOLOGY—4.8%
ACADIA Pharmaceuticals, Inc.*	362,901	14,494,266
Portola Pharmaceuticals, Inc.*	560,413	7,167,682
Puma Biotechnology, Inc.*	638,773	5,020,756
Ultragenyx Pharmaceutical, Inc.*	94,960	4,990,148
		31,672,852
EDUCATION SERVICES—5.8%
Chegg, Inc.*	919,083	37,893,792
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.1%
nLight, Inc.*	107,454	1,887,967
Novanta, Inc.*	59,799	5,425,563
		7,313,530
ENVIRONMENTAL & FACILITIES SERVICES—5.1%
Casella Waste Systems, Inc., Cl. A*	651,324	33,341,276
GENERAL MERCHANDISE STORES—2.1%
Ollie's Bargain Outlet Holdings, Inc.*	260,193	13,800,637
HEALTHCARE DISTRIBUTORS—1.8%
PetIQ, Inc., Cl. A*	407,582	12,125,565
HEALTHCARE EQUIPMENT—14.6%
Glaukos Corp.*	414,324	23,305,725
Insulet Corp.*	171,741	33,324,624
Nevro Corp.*	294,644	39,161,134
		95,791,483

THE ALGER FUNDS | ALGER WEATHERBIE SPECIALIZED GROWTH FUND
Schedule of Investments January 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—95.6% (CONT.)	SHARES	VALUE
HEALTHCARE FACILITIES—3.0%
US Physical Therapy, Inc.	170,373	$19,957,493
HEALTHCARE TECHNOLOGY—1.4%
Tabula Rasa HealthCare, Inc.*	155,315	9,019,142
HOTELS RESORTS & CRUISE LINES—0.5%
Lindblad Expeditions Holdings, Inc.*	202,337	3,336,537
INDUSTRIAL MACHINERY—0.9%
The Middleby Corp.*	52,881	5,931,133
INSURANCE BROKERS—1.4%
eHealth, Inc.*	58,021	6,101,488
Goosehead Insurance, Inc., Cl. A	58,298	3,041,990
		9,143,478
INTERNET & DIRECT MARKETING RETAIL—1.8%
Wayfair, Inc., Cl. A*	126,889	11,889,499
IT CONSULTING & OTHER SERVICES—4.3%
EPAM Systems, Inc.*	124,200	28,334,988
LEISURE FACILITIES—3.6%
Planet Fitness, Inc., Cl. A*	292,901	23,663,472
LIFE SCIENCES TOOLS & SERVICES—0.0%
NeoGenomics, Inc.*	1,024	33,004
MANAGED HEALTHCARE—0.7%
Progyny, Inc.*	170,855	4,749,769
OIL & GAS EQUIPMENT & SERVICES—0.5%
Solaris Oilfield Infrastructure, Inc., Cl. A	264,085	3,044,900
PHARMACEUTICALS—0.1%
Aerie Pharmaceuticals, Inc.*	46,659	955,576
REAL ESTATE SERVICES—5.8%
FirstService Corp.	386,542	37,997,079
REGIONAL BANKS—1.0%
Signature Bank	46,653	6,619,594
SEMICONDUCTORS—0.8%
Impinj, Inc.*	159,794	5,142,171
SYSTEMS SOFTWARE—2.8%
Rapid7, Inc.*	281,453	16,712,679
Zuora, Inc., Cl. A*	93,460	1,378,535
		18,091,214
THRIFTS & MORTGAGE FINANCE—0.3%
Axos Financial, Inc.*	74,524	2,099,341
TRADING COMPANIES & DISTRIBUTORS—2.5%
SiteOne Landscape Supply, Inc.*	171,275	16,536,601
TOTAL COMMON STOCKS (Cost $505,533,585)		627,480,008

THE ALGER FUNDS | ALGER WEATHERBIE SPECIALIZED GROWTH FUND
Schedule of Investments January 31, 2020 (Unaudited) (Continued)

PREFERRED STOCKS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	231,474	$245,362
(Cost $1,041,633)		245,362
Total Investments (Cost $506,575,218)	95.6%	$627,725,370
Affiliated Securities (Cost $1,041,633)		245,362
Unaffiliated Securities (Cost $505,533,585)		627,480,008
Other Assets in Excess of Liabilities	4.4%	29,195,277
NET ASSETS	100.0%	$656,920,647

(a)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	1/31/2020
Prosetta Biosciences, Inc., Series D	2/6/15	$1,041,633	0.10%	$245,362	0.04%
Total				$245,362	0.04%

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments January 31, 2020 (Unaudited)

COMMON STOCKS—94.3%	SHARES	VALUE
AEROSPACE & DEFENSE—1.8%
Hexcel Corp.	9,589	$711,695
Mercury Systems, Inc.*	29,493	2,263,588
		2,975,283
APPAREL ACCESSORIES & LUXURY GOODS—0.4%
Canada Goose Holdings, Inc.*	24,117	723,510
APPAREL RETAIL—1.8%
Burlington Stores, Inc.*	13,289	2,889,959
APPLICATION SOFTWARE—22.9%
ACI Worldwide, Inc.*	84,623	2,915,262
Avalara, Inc.*	63,211	5,381,785
Benefitfocus, Inc.*	37,252	689,162
Blackbaud, Inc.	34,112	2,671,993
Blackline, Inc.*	14,593	892,654
Coupa Software, Inc.*	14,692	2,367,616
Everbridge, Inc.*	30,369	2,752,646
Guidewire Software, Inc.*	21,822	2,454,975
HubSpot, Inc.*	17,880	3,235,207
Manhattan Associates, Inc.*	21,311	1,821,238
Medallia, Inc.*	1,766	49,837
MicroStrategy, Inc., Cl. A*	7,651	1,163,182
Paycom Software, Inc.*	11,592	3,688,111
Q2 Holdings, Inc.*	30,311	2,642,816
Smartsheet, Inc., Cl. A*	23,611	1,144,661
SPS Commerce, Inc.*	24,866	1,413,135
Tyler Technologies, Inc.*	7,572	2,450,905
		37,735,185
ASSET MANAGEMENT & CUSTODY BANKS—2.0%
Affiliated Managers Group, Inc.	19,591	1,564,342
Ares Management Corp., Cl. A	11,888	428,681
WisdomTree Investments, Inc.	300,487	1,265,050
		3,258,073
BIOTECHNOLOGY—3.0%
CareDx, Inc.*	106,657	2,576,833
Exact Sciences Corp.*	14,708	1,371,962
Portola Pharmaceuticals, Inc.*	20,047	256,401
Turning Point Therapeutics, Inc.*	12,916	755,586
		4,960,782
CASINOS & GAMING—0.5%
Diamond Eagle Acquisition Corp., Cl. A*	57,034	828,704
DIVERSIFIED SUPPORT SERVICES—0.5%
IAA, Inc.*	17,348	819,866
ELECTRICAL COMPONENTS & EQUIPMENT—0.3%
Sunrun, Inc.*	28,425	484,078
ELECTRONIC COMPONENTS—1.0%
Dolby Laboratories, Inc., Cl. A	23,069	1,599,604

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments January 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—94.3% (CONT.)	SHARES	VALUE
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.4%
Cognex Corp.	46,587	$2,374,539
FINANCIAL EXCHANGES & DATA—1.5%
Tradeweb Markets, Inc., Cl. A	52,403	2,419,971
GENERAL MERCHANDISE STORES—0.4%
Ollie's Bargain Outlet Holdings, Inc.*	11,453	607,467
HEALTHCARE EQUIPMENT—13.3%
ABIOMED, Inc.*	14,580	2,716,108
Cantel Medical Corp.	46,661	3,035,765
CryoPort, Inc.*	44,672	800,076
DexCom, Inc.*	14,549	3,502,672
Inmode Ltd.*	11,631	503,971
Inogen, Inc.*	20,066	888,322
Insulet Corp.*	37,975	7,368,668
Tandem Diabetes Care, Inc.*	40,142	3,052,398
		21,867,980
HEALTHCARE SERVICES—0.6%
1Life Healthcare, Inc.*	8,883	196,048
Guardant Health, Inc.*	10,540	801,461
		997,509
HEALTHCARE SUPPLIES—5.4%
Neogen Corp.*	56,867	3,825,443
Quidel Corp.*	61,500	4,723,200
SmileDirectClub, Inc., Cl. A*	22,537	301,771
		8,850,414
HEALTHCARE TECHNOLOGY—5.8%
Teladoc Health, Inc.*	20,065	2,040,811
Veeva Systems, Inc., Cl. A*	39,816	5,837,424
Vocera Communications, Inc.*	74,674	1,645,068
		9,523,303
HOMEFURNISHING RETAIL—0.6%
Bed Bath & Beyond, Inc.	73,377	1,045,622
HYPERMARKETS & SUPER CENTERS—0.7%
BJ's Wholesale Club Holdings, Inc.*	54,555	1,119,469
INSURANCE BROKERS—0.6%
eHealth, Inc.*	8,927	938,763
INTERACTIVE HOME ENTERTAINMENT—0.4%
Take-Two Interactive Software, Inc.*	4,659	580,698
INTERACTIVE MEDIA & SERVICES—1.1%
Pinterest, Inc., Cl. A*	79,816	1,758,346
INTERNET & DIRECT MARKETING RETAIL—0.5%
Grubhub, Inc.*	14,923	808,080
INTERNET SERVICES & INFRASTRUCTURE—2.8%
Shopify, Inc., Cl. A*	10,019	4,665,448
INVESTMENT BANKING & BROKERAGE—0.5%
Moelis & Co., Cl. A	23,996	863,856

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments January 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—94.3% (CONT.)	SHARES	VALUE
IT CONSULTING & OTHER SERVICES—2.8%
InterXion Holding NV*	52,187	$4,541,835
LEISURE FACILITIES—0.9%
Planet Fitness, Inc., Cl. A*	18,673	1,508,592
LIFE SCIENCES TOOLS & SERVICES—8.6%
10X Genomics, Inc., Cl. A*	11,065	1,011,230
Bio-Techne Corp.	29,718	6,239,889
NanoString Technologies, Inc.*	64,131	1,742,439
NeoGenomics, Inc.*	61,371	1,977,988
Personalis, Inc.*	19,539	213,366
PRA Health Sciences, Inc.*	15,488	1,569,089
Repligen Corp.*	13,572	1,362,493
		14,116,494
MANAGED HEALTHCARE—1.3%
HealthEquity, Inc.*	33,320	2,201,119
MOVIES & ENTERTAINMENT—1.8%
Live Nation Entertainment, Inc.*	43,254	2,948,193
OIL & GAS EQUIPMENT & SERVICES—0.6%
DMC Global, Inc.	23,034	963,512
OIL & GAS EXPLORATION & PRODUCTION—0.8%
Magnolia Oil & Gas Corp., Cl. A*	131,656	1,385,021
PHARMACEUTICALS—1.2%
Aerie Pharmaceuticals, Inc.*	51,050	1,045,504
GW Pharmaceuticals PLC#,*	7,853	907,257
		1,952,761
RESTAURANTS—1.2%
Shake Shack, Inc., Cl. A*	11,089	747,953
Wingstop, Inc.	13,971	1,296,090
		2,044,043
SEMICONDUCTOR EQUIPMENT—0.3%
SolarEdge Technologies, Inc.*	4,300	420,798
SEMICONDUCTORS—0.8%
Universal Display Corp.	7,942	1,399,142
SPECIALTY CHEMICALS—1.7%
Balchem Corp.	26,649	2,878,625
SPECIALTY STORES—0.6%
Five Below, Inc.*	9,277	1,050,342
SYSTEMS SOFTWARE—1.9%
Proofpoint, Inc.*	25,920	3,183,235

TOTAL COMMON STOCKS (Cost $87,808,212)		155,290,221
PREFERRED STOCKS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	50,688	53,729
(Cost $228,096)		53,729

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments January 31, 2020 (Unaudited) (Continued)

RIGHTS—0.3%	SHARES	VALUE
BIOTECHNOLOGY—0.3%
Tolero CDR*,@,(b),(c)	174,782	$564,546
(Cost $94,483)		564,546
Total Investments (Cost $88,130,791)	94.6%	$155,908,496
Affiliated Securities (Cost $228,096)		53,729
Unaffiliated Securities (Cost $87,902,695)		155,854,767
Other Assets in Excess of Liabilities	5.4%	8,826,709
NET ASSETS	100.0%	$164,735,205

#	American Depositary Receipts.
(a)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
(c)	Contingent Deferred Rights.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.
			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	1/31/2020
Prosetta Biosciences, Inc., Series D	2/6/15	$228,096	0.10%	$53,729	0.03%
Tolero CDR	2/6/17	94,483	0.08%	564,546	0.34%
Total				$618,275	0.37%

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP FOCUS FUND

Schedule of Investments January 31, 2020 (Unaudited)

COMMON STOCKS—98.5%	SHARES	VALUE
AEROSPACE & DEFENSE—2.9%
Mercury Systems, Inc.*	1,576,957	$121,031,450
APPAREL ACCESSORIES & LUXURY GOODS—0.8%
Canada Goose Holdings, Inc.*	1,171,992	35,159,760
APPLICATION SOFTWARE—30.3%
Alteryx, Inc., Cl. A*	848,714	118,370,142
ANSYS, Inc.*	544,882	149,477,479
Avalara, Inc.*	1,051,258	89,504,106
Blackbaud, Inc.	812,650	63,654,874
Blackline, Inc.*	1,483,803	90,764,229
Coupa Software, Inc.*	263,597	42,478,657
Everbridge, Inc.*	1,177,181	106,699,686
Guidewire Software, Inc.*	734,197	82,597,162
Medallia, Inc.*	1,275,262	35,987,894
Model N, Inc.*	1,294,309	40,369,498
Paycom Software, Inc.*	359,618	114,416,063
Pluralsight, Inc., Cl. A*	3,527,274	68,393,843
PROS Holdings, Inc.*	1,530,490	91,829,400
Q2 Holdings, Inc.*	837,250	72,999,827
Tyler Technologies, Inc.*	274,365	88,806,463
		1,256,349,323
BIOTECHNOLOGY—5.3%
CareDx, Inc.*	4,300,764	103,906,458
Natera, Inc.*	3,321,158	116,273,742
		220,180,200
EDUCATION SERVICES—2.6%
Chegg, Inc.*	2,585,131	106,584,951
ELECTRONIC EQUIPMENT & INSTRUMENTS—4.8%
Cognex Corp.	2,317,444	118,120,120
FLIR Systems, Inc.	1,554,616	80,124,909
		198,245,029
HEALTHCARE DISTRIBUTORS—1.3%
PetIQ, Inc., Cl. A*	1,795,014	53,401,667
HEALTHCARE EQUIPMENT—21.3%
ABIOMED, Inc.*	452,527	84,301,255
Cantel Medical Corp.	1,727,658	112,401,430
CryoPort, Inc.*	4,039,639	72,349,935
Glaukos Corp.*	1,113,579	62,638,819
Heska Corp.*	943,252	94,504,418
Inogen, Inc.*	907,635	40,181,001
Insulet Corp.*	626,022	121,473,309
Nevro Corp.*	862,785	114,672,754
Tactile Systems Technology, Inc.*	1,660,860	93,323,723
Tandem Diabetes Care, Inc.*	1,158,528	88,094,469
		883,941,113
HEALTHCARE SERVICES—1.0%
Guardant Health, Inc.*	550,260	41,841,770

THE ALGER FUNDS | ALGER SMALL CAP FOCUS FUND

Schedule of Investments January 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—98.5% (CONT.)	SHARES	VALUE
HEALTHCARE SUPPLIES—5.0%
Neogen Corp.*	1,531,679	$103,036,046
Quidel Corp.*	1,385,020	106,369,536
		209,405,582
HEALTHCARE TECHNOLOGY—4.0%
Veeva Systems, Inc., Cl. A*	755,764	110,802,560
Vocera Communications, Inc.*	2,547,144	56,113,582
		166,916,142
INSURANCE BROKERS—2.0%
eHealth, Inc.*	778,283	81,844,240
INTERNET & DIRECT MARKETING RETAIL—0.5%
Grubhub, Inc.*	405,105	21,936,436
INTERNET SERVICES & INFRASTRUCTURE—1.2%
Shopify, Inc., Cl. A*	111,265	51,811,660
LIFE SCIENCES TOOLS & SERVICES—5.4%
Bio-Techne Corp.	574,632	120,655,481
Repligen Corp.*	1,018,871	102,284,460
		222,939,941
MANAGED HEALTHCARE—2.5%
HealthEquity, Inc.*	1,606,259	106,109,470
RESTAURANTS—3.4%
Wingstop, Inc.	1,525,397	141,511,080
SEMICONDUCTORS—0.4%
Monolithic Power Systems, Inc.	108,436	18,560,990
SPECIALTY CHEMICALS—1.3%
Balchem Corp.	506,173	54,676,807
SPECIALTY STORES—1.4%
Five Below, Inc.*	525,213	59,464,616
SYSTEMS SOFTWARE—1.1%
Proofpoint, Inc.*	373,291	45,843,868
TOTAL COMMON STOCKS
(Cost $3,385,962,139)		4,097,756,095
RIGHTS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Tolero CDR*,@,(a),(b)	11,905	38,453
(Cost $6,436)		38,453
Total Investments
(Cost $3,385,968,575)	98.5%	$4,097,794,548
Unaffiliated Securities (Cost $3,385,968,575)		4,097,794,548
Other Assets in Excess of Liabilities	1.5%	64,284,028
NET ASSETS	100.0%	$4,162,078,576

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
(b)	Contingent Deferred Rights.
*	Non-income producing security.

THE ALGER FUNDS | ALGER SMALL CAP FOCUS FUND

Schedule of Investments January 31, 2020 (Unaudited) (Continued)

@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	1/31/2020
Tolero CDR	2/6/17	$6,436	0.00%	$38,453	0.00%
Total				$38,453	0.00%

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER INTERNATIONAL FOCUS FUND

Schedule of Investments January 31, 2020 (Unaudited)

COMMON STOCKS—97.2%	SHARES	VALUE
AUSTRALIA—2.8%
APPLICATION SOFTWARE—1.5%
Technology One Ltd.	376,333	$2,105,933
HEALTHCARE SUPPLIES—1.3%
Nanosonics Ltd.*	395,062	1,800,686
TOTAL AUSTRALIA
(Cost $3,240,031)		3,906,619
BRAZIL—3.4%
EDUCATION SERVICES—2.1%
Arco Platform Ltd., Cl. A*	55,223	2,864,969
REINSURANCE—1.3%
IRB Brasil Resseguros SA	172,000	1,800,339
TOTAL BRAZIL
(Cost $4,178,250)		4,665,308
CHINA—10.2%
EDUCATION SERVICES—2.7%
New Oriental Education & Technology Group, Inc.#,*	30,600	3,719,430
INTERACTIVE MEDIA & SERVICES—2.0%
Tencent Holdings Ltd.	58,000	2,766,085
INTERNET & DIRECT MARKETING RETAIL—3.5%
Alibaba Group Holding Ltd.#,*	23,600	4,875,524
LIFE & HEALTH INSURANCE—2.0%
Ping An Insurance Group Co., of China Ltd., Cl. H	250,000	2,827,020
TOTAL CHINA
(Cost $13,672,880)		14,188,059
DENMARK—2.2%
BIOTECHNOLOGY—2.2%
Genmab AS*	13,300	3,061,508
(Cost $2,653,382)
FRANCE—11.5%
AEROSPACE & DEFENSE—2.3%
Safran SA	19,450	3,136,064
APPAREL ACCESSORIES & LUXURY GOODS—2.6%
LVMH Moet Hennessy Louis Vuitton SE	8,400	3,657,968
LIFE SCIENCES TOOLS & SERVICES—2.7%
Eurofins Scientific SE	7,050	3,791,875
MULTI-SECTOR HOLDINGS—1.4%
Eurazeo SE	26,300	1,882,247
RESEARCH & CONSULTING SERVICES—2.5%
Teleperformance	14,057	3,526,871
TOTAL FRANCE
(Cost $13,086,080)		15,995,025
GERMANY—3.1%
ELECTRICAL COMPONENTS & EQUIPMENT—1.4%
Varta AG*	23,059	1,955,540

THE ALGER FUNDS | ALGER INTERNATIONAL FOCUS FUND

Schedule of Investments January 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—97.2% (CONT.)	SHARES	VALUE
GERMANY—3.1% (CONT.)
FOOTWEAR—1.7%
Puma SE	29,000	$2,322,112
TOTAL GERMANY
(Cost $3,721,810)		4,277,652
HONG KONG—2.1%
INDUSTRIAL MACHINERY—2.1%
Techtronic Industries Co., Ltd.	365,500	2,916,415
(Cost $2,879,013)
INDIA—5.0%
ASSET MANAGEMENT & CUSTODY BANKS—1.6%
HDFC Asset Management Co., Ltd.(a)	51,700	2,285,965
CONSUMER FINANCE—1.9%
Manappuram Finance Ltd.	1,009,000	2,638,875
DIVERSIFIED BANKS—1.5%
HDFC Bank Ltd.	121,000	2,063,454
TOTAL INDIA
(Cost $6,745,458)		6,988,294
IRELAND—3.1%
PACKAGED FOODS & MEATS—3.1%
Kerry Group PLC, Cl. A	33,541	4,289,004
(Cost $3,560,764)
ITALY—4.2%
APPAREL ACCESSORIES & LUXURY GOODS—1.9%
Moncler SpA	59,786	2,573,327
AUTOMOBILE MANUFACTURERS—2.3%
Ferrari NV	18,962	3,201,165
TOTAL ITALY
(Cost $4,729,427)		5,774,492
JAPAN—12.7%
ELECTRONIC COMPONENTS—1.9%
Murata Manufacturing Co., Ltd.	46,000	2,604,281
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.9%
Keyence Corp.	8,000	2,689,256
HEALTHCARE SUPPLIES—2.8%
Hoya Corp.	40,100	3,837,787
HUMAN RESOURCE & EMPLOYMENT SERVICES—3.9%
Recruit Holdings Co., Ltd.	86,400	3,367,553
TechnoPro Holdings, Inc.(a)	32,000	2,118,929
		5,486,482
INTERACTIVE HOME ENTERTAINMENT—2.2%
Nintendo Co., Ltd.	8,400	3,089,988
TOTAL JAPAN
(Cost $14,971,985)		17,707,794
NETHERLANDS—5.6%
SEMICONDUCTOR EQUIPMENT—2.6%
ASML Holding NV	12,900	3,620,222

THE ALGER FUNDS | ALGER INTERNATIONAL FOCUS FUND

Schedule of Investments January 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—97.2% (CONT.)	SHARES	VALUE
NETHERLANDS—5.6% (CONT.)
SEMICONDUCTORS—3.0%
NXP Semiconductors NV	32,500	$4,122,950
TOTAL NETHERLANDS
(Cost $5,502,039)		7,743,172
NEW ZEALAND—3.4%
APPLICATION SOFTWARE—1.7%
Xero Ltd.*	40,900	2,304,925
PACKAGED FOODS & MEATS—1.7%
a2 Milk Co., Ltd.*	252,000	2,411,034
TOTAL NEW ZEALAND
(Cost $3,839,146)		4,715,959
RUSSIA—5.8%
INTEGRATED OIL & GAS—3.2%
LUKOIL PJSC#	43,500	4,425,881
INTERACTIVE MEDIA & SERVICES—2.6%
Yandex NV, Cl. A*	82,200	3,683,382
TOTAL RUSSIA
(Cost $5,623,585)		8,109,263
SOUTH KOREA—2.8%
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—2.8%
Samsung Electronics Co., Ltd.	85,200	3,933,119
(Cost $3,802,922)
SPAIN—2.3%
BIOTECHNOLOGY—2.3%
Grifols SA#	141,841	3,224,046
(Cost $2,912,921)
SWITZERLAND—5.2%
ASSET MANAGEMENT & CUSTODY BANKS—2.8%
Partners Group Holding AG	4,284	3,922,213
SPECIALTY CHEMICALS—2.4%
Sika AG	18,000	3,237,195
TOTAL SWITZERLAND
(Cost $5,631,769)		7,159,408
TAIWAN—1.4%
ELECTRONIC COMPONENTS—1.4%
Largan Precision Co., Ltd.	12,800	1,977,327
(Cost $2,205,292)
UNITED KINGDOM—8.0%
APPAREL ACCESSORIES & LUXURY GOODS—1.3%
Burberry Group PLC	72,600	1,861,424
FINANCIAL EXCHANGES & DATA—2.4%
London Stock Exchange Group PLC	32,200	3,327,448
INTERACTIVE MEDIA & SERVICES—2.3%
Rightmove PLC	370,600	3,211,700

THE ALGER FUNDS | ALGER INTERNATIONAL FOCUS FUND

Schedule of Investments January 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—97.2% (CONT.)	SHARES	VALUE
UNITED KINGDOM—8.0% (CONT.)
PHARMACEUTICALS—2.0%
AstraZeneca PLC	27,600	$2,699,940
TOTAL UNITED KINGDOM
(Cost $8,997,610)		11,100,512
UNITED STATES—2.4%
APPAREL ACCESSORIES & LUXURY GOODS—2.4%
Lululemon Athletica, Inc.*	13,691	3,277,489
(Cost $2,387,105)
TOTAL COMMON STOCKS (Cost $114,341,469)		135,010,465
Total Investments
(Cost $114,341,469)	97.2%	$135,010,465
Unaffiliated Securities (Cost $114,341,469)		135,010,465
Other Assets in Excess of Liabilities	2.8%	3,895,778
NET ASSETS	100.0%	$138,906,243

#	American Depositary Receipts.
(a)	Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers. These securities represent 3.2% of the net assets of the Fund.
*	Non-income producing security.

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND

Schedule of Investments January 31, 2020 (Unaudited)

COMMON STOCKS—94.9%	SHARES	VALUE
BIOTECHNOLOGY—28.7%
AbbVie, Inc.	70,000	$5,671,400
ACADIA Pharmaceuticals, Inc.*	23,500	938,590
Acceleron Pharma, Inc.*	5,500	499,290
Alexion Pharmaceuticals, Inc.*	16,000	1,590,240
Allakos, Inc.*	4,000	288,800
Alnylam Pharmaceuticals, Inc.*	6,000	688,740
Amarin Corp. PLC#,*	85,000	1,576,750
AnaptysBio, Inc.*	30,000	435,600
Argenx SE#,*	8,500	1,226,465
Arrowhead Pharmaceuticals, Inc.*	9,000	377,190
Ascendis Pharma#,*	6,500	878,150
Atara Biotherapeutics, Inc.*	10,000	132,300
Aurinia Pharmaceuticals, Inc.*	47,000	860,100
BeiGene Ltd.#,*	2,000	304,720
BioCryst Pharmaceuticals, Inc.*	30,000	85,500
Biogen, Inc.*	14,000	3,763,900
Biohaven Pharmaceutical Holding Co., Ltd.*	12,000	581,880
Black Diamond Therapeutics, Inc.*	7,000	262,500
Bluebird Bio, Inc.*	9,000	717,210
Castle Biosciences, Inc.*	18,000	555,120
ChemoCentryx, Inc.*	32,000	1,357,440
CRISPR Therapeutics AG*	11,000	571,450
Deciphera Pharmaceuticals, Inc.*	14,000	876,820
Fate Therapeutics, Inc.*	27,000	684,720
FibroGen, Inc.*	23,000	962,550
Five Prime Therapeutics, Inc.*	50,000	236,000
Genmab AS#,*	58,000	1,346,180
GlycoMimetics, Inc.*	60,000	256,800
Halozyme Therapeutics, Inc.*	66,000	1,252,680
Immunomedics, Inc.*	46,000	854,220
Iovance Biotherapeutics, Inc.*	27,000	586,980
Kodiak Sciences, Inc.*	3,000	183,210
MeiraGTx Holdings PLC*	40,000	724,400
Mirati Therapeutics, Inc.*	12,500	1,085,375
Neurocrine Biosciences, Inc.*	9,000	900,720
Orchard Therapeutics PLC#,*	5,000	62,100
Principia Biopharma, Inc.*	3,000	157,950
Rocket Pharmaceuticals, Inc.*	26,000	532,480
Sage Therapeutics, Inc.*	15,000	994,200
Sangamo Therapeutics, Inc.*	30,000	219,900
Sarepta Therapeutics, Inc.*	59,000	6,841,640
Seattle Genetics, Inc.*	18,000	1,951,020
TG Therapeutics, Inc.*	35,000	497,350
Translate Bio, Inc.*	24,000	172,080
Trillium Therapeutics, Inc.*	10,000	38,400
Turning Point Therapeutics, Inc.*	43,000	2,515,500
uniQure NV*	7,000	402,920
Vertex Pharmaceuticals, Inc.*	43,000	9,763,149

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND

Schedule of Investments January 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—94.9% (CONT.)	SHARES	VALUE
BIOTECHNOLOGY—28.7% (CONT.)
Viela Bio, Inc.*	3,000	$118,050
Zymeworks, Inc.*	22,000	960,080
		58,540,809
HEALTHCARE EQUIPMENT—21.1%
Abbott Laboratories	65,108	5,673,511
ABIOMED, Inc.*	5,000	931,450
Baxter International, Inc.	20,000	1,784,400
Boston Scientific Corp.*	59,000	2,470,330
Danaher Corp.	44,000	7,078,280
DexCom, Inc.*	34,500	8,305,876
Insulet Corp.*	30,000	5,821,200
Intuitive Surgical, Inc.*	5,500	3,078,790
Masimo Corp.*	9,000	1,535,400
Nevro Corp.*	19,000	2,525,290
Sartorius AG	7,000	1,628,997
Stryker Corp.	10,000	2,107,000
		42,940,524
HEALTHCARE FACILITIES—0.5%
HCA Healthcare, Inc.	7,000	971,600
HEALTHCARE SERVICES—2.5%
1Life Healthcare, Inc.*	11,043	243,719
Amedisys, Inc.*	6,500	1,147,185
Cigna Corp.	3,000	577,140
Guardant Health, Inc.*	40,734	3,097,413
		5,065,457
HEALTHCARE SUPPLIES—0.7%
Align Technology, Inc.*	5,500	1,414,050
HEALTHCARE TECHNOLOGY—2.0%
Phreesia, Inc.*	32,353	1,002,943
Teladoc Health, Inc.*	17,407	1,770,466
Veeva Systems, Inc., Cl. A*	8,500	1,246,185
		4,019,594
INSURANCE BROKERS—1.6%
eHealth, Inc.*	30,534	3,210,955
LIFE SCIENCES TOOLS & SERVICES—8.3%
10X Genomics, Inc., Cl. A*	17,000	1,553,630
Adaptive Biotechnologies Corp.*	26,171	782,644
Bio-Rad Laboratories, Inc., Cl. A*	3,000	1,082,760
Bio-Techne Corp.	9,000	1,889,730
Illumina, Inc.*	5,000	1,450,350
Lonza Group AG*	1,500	616,099
Repligen Corp.*	24,000	2,409,360
Thermo Fisher Scientific, Inc.	22,500	7,046,775
		16,831,348
MANAGED HEALTHCARE—5.0%
Humana, Inc.	7,500	2,521,800

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND

Schedule of Investments January 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—94.9% (CONT.)	SHARES	VALUE
MANAGED HEALTHCARE—5.0% (CONT.)
Progyny, Inc.*	13,000	$361,400
UnitedHealth Group, Inc.	27,000	7,356,150
		10,239,350
PHARMACEUTICALS—24.5%
Aerie Pharmaceuticals, Inc.*	65,000	1,331,200
Allergan PLC	19,000	3,546,160
AstraZeneca PLC#	120,000	5,844,000
Axsome Therapeutics, Inc.*	19,000	1,649,580
Bristol-Myers Squibb Co.	72,000	4,532,400
Cassava Sciences, Inc.*	13,000	105,950
Clearside Biomedical, Inc.*	40,000	150,800
Eli Lilly & Co.	21,000	2,932,440
Emmaus Life Sciences, Inc.*	318,546	388,626
Fulcrum Therapeutics, Inc.*	28,781	496,184
GW Pharmaceuticals PLC#,*	38,000	4,390,140
Horizon Therapeutics PLC*	10,000	344,900
Merck & Co., Inc.	118,000	10,081,921
Novartis AG#	72,000	6,804,720
Novo Nordisk AS#	20,000	1,216,600
Reata Pharmaceuticals, Inc., Cl. A*	8,500	1,859,715
Zoetis, Inc., Cl. A	31,000	4,160,510
		49,835,846
TOTAL COMMON STOCKS
(Cost $151,475,332)		193,069,533
PREFERRED STOCKS—0.5%	SHARES	VALUE
BIOTECHNOLOGY—0.5%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	897,366	951,208
(Cost $4,038,147)		951,208
RIGHTS—3.3%	SHARES	VALUE
BIOTECHNOLOGY—3.1%
Tolero CDR*,@,(a),(c)	1,956,996	6,321,097
PHARMACEUTICALS—0.2%
Bristol-Myers Squibb Co.*	117,143	407,658
TOTAL RIGHTS
(Cost $1,342,263)		6,728,755
REAL ESTATE INVESTMENT TRUST—1.0%	SHARES	VALUE
OFFICE—1.0%
Alexandria Real Estate Equities, Inc.	12,000	1,958,400
(Cost $1,762,156)		1,958,400
Total Investments
(Cost $158,617,898)	99.7%	$202,707,896
Affiliated Securities (Cost $4,038,147)		951,208
Unaffiliated Securities (Cost $154,579,751)		201,756,688
Other Assets in Excess of Liabilities	0.3%	706,690
NET ASSETS	100.0%	$203,414,586

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND

Schedule of Investments January 31, 2020 (Unaudited) (Continued)

#	American Depositary Receipts.
(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
(c)	Contingent Deferred Rights.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.
			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	1/31/2020
Prosetta Biosciences, Inc., Series D	2/6/15	$4,038,147	2.00%	$951,208	0.47%
Tolero CDR	2/6/17	1,044,370	0.90%	6,321,097	3.11%
Total				$7,272,305	3.58%

See Notes to Financial Statements.

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Funds (the “Trust”) is an open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust qualifies as an investment company as defined in Financial Accounting Standards Board Accounting Standards Codification 946-Financial Services – Investment Companies. The Trust operates as a series company currently offering an unlimited number of shares of beneficial interest in eleven funds — Alger Capital Appreciation Fund, Alger 25 Fund, Alger 35 Fund, Alger Growth & Income Fund, Alger Mid Cap Growth Fund, Alger Mid Cap Focus Fund, Alger Weatherbie Specialized Growth Fund, Alger Small Cap Growth Fund, Alger Small Cap Focus Fund, Alger International Focus Fund and Alger Health Sciences Fund (collectively, the “Funds” or individually, each a “Fund”). Alger Capital Appreciation Fund, Alger 25 Fund, Alger 35 Fund, Alger Mid Cap Growth Fund, Alger Mid Cap Focus Fund, Alger Weatherbie Specialized Growth Fund, Alger Small Cap Growth Fund, Alger Small Cap Focus Fund, Alger International Focus Fund and Alger Health Sciences Fund normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation. Alger Growth & Income Fund also normally invests primarily in equity securities but has an investment objective of both capital appreciation and current income.

Each Fund offers one or more of the following share classes: Class A, B, C, I, P, P-2, Y and Z. Class A shares are generally subject to an initial sales charge while Class B and C shares are generally subject to a deferred sales charge. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month in which the order to purchase was accepted. The conversion is completed without the imposition of any sales charges or other fees. Class C shares will automatically convert to Class A shares on the fifth business day of the month following the tenth anniversary of the purchase date of a shareholder’s Class C shares, without the imposition of any sales load, fee or other charge. Class C shares held at certain dealers may convert to Class A shares earlier. At conversion, a proportionate amount of shares representing reinvested dividends and distributions will also be converted into Class A shares. Class I, P, P-2, Y and Z shares are sold to investors without an initial or deferred sales charge. Each class has identical rights to assets and earnings, except that each share class bears the pro rata allocation of the Fund’s expenses other than a class expense (not including advisory or custodian fees or other expenses related to the management of the Fund’s assets).

The Board has authorized a partial limitation on investors ability to purchase shares of the Alger Small Cap Focus Fund. Specifically Classes A, C, I, and Z shares will be available for purchase only by existing shareholders and certain other investors selected by Fred Alger & Company, LLC, the Fund’s distributor. Class Y shares will remain open to all qualifying investors.

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Trust’s Board of Trustees (“Board”). Investments held by the Funds are valued on each day the New York

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Standard Time).

Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally trade in the over-the-counter market. Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Debt securities with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board.

Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the Trust’s investment adviser, pursuant to policies established by the Board, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open.

Financial Accounting Standards Board Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Funds’ valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the values may significantly differ from the values if there was an active market.

Valuation processes are determined by a Valuation Committee (“Committee”) established by the Board and comprised of representatives of the Trust’s investment adviser and officers of the Trust. The Committee reports its fair valuation determinations and related valuation information to the Board. The Board is responsible for approving valuation policy and procedures.

While the Committee meets on an as-needed basis, the Committee generally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations. The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Funds’ pricing vendor, and variances between transactional prices and the previous day’s price.

The Funds will record a change to a security’s fair value level if new inputs are available or it becomes evident that inputs previously considered for leveling have changed or are no longer relevant. Transfers between Levels 1, 2 and 3 are recognized at the end of the reporting period.

(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars, foreign cash and overnight time deposits.

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 3 — Fair Value Measurements:

The following is a summary of the inputs used as of January 31, 2020 in valuing the Funds’ investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

Alger Capital Appreciation Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$351,379,826	$351,379,826	$—	$—
Consumer Discretionary	465,874,681	451,606,457	8,832,685	5,435,539
Consumer Staples	24,842,869	24,842,869	—	—
Financials	157,208,561	157,208,561	—	—
Healthcare	390,556,206	390,556,206	—	—
Industrials	172,207,689	172,207,689	—	—
Information Technology	1,219,595,371	1,191,512,694	27,201,306	881,371
Materials	91,409,534	91,409,534	—	—
TOTAL COMMON STOCKS	$2,873,074,737	$2,830,723,836	$36,033,991	$6,316,910
PREFERRED STOCKS
Information Technology	4,062,807	—	—	4,062,807
REAL ESTATE INVESTMENT TRUST
Real Estate	30,730,835	30,730,835	—	—
TOTAL INVESTMENTS IN SECURITIES	$2,907,868,379	$2,861,454,671	$36,033,991	$10,379,717

Alger 25 Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$1,884,980	$1,884,980	$—	$—
Consumer Discretionary	2,396,525	2,396,525	—	—
Financials	1,690,023	1,690,023	—	—
Healthcare	912,904	912,904	—	—
Industrials	872,031	872,031	—	—
Information Technology	6,422,292	6,422,292	—	—
Materials	440,022	440,022	—	—
TOTAL COMMON STOCKS	$14,618,777	$14,618,777	$—	$—
REAL ESTATE INVESTMENT TRUST
Real Estate	418,503	418,503	—	—
TOTAL INVESTMENTS IN SECURITIES	$15,037,280	$15,037,280	$—	$—

Alger 35 Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$1,081,308	$1,081,308	$—	$—
Consumer Discretionary	1,342,720	1,342,720	—	—
Financials	530,228	530,228	—	—
Healthcare	999,470	999,470	—	—
Industrials	666,295	666,295	—	—
Information Technology	4,711,358	4,711,358	—	—
TOTAL COMMON STOCKS	$9,331,379	$9,331,379	$—	$—

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger 35 Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
REAL ESTATE INVESTMENT TRUST
Real Estate	$536,128	$536,128	$—	$—
TOTAL INVESTMENTS IN SECURITIES	$9,867,507	$9,867,507	$—	$—

Alger Growth & Income Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$13,225,763	$13,225,763	$—	$—
Consumer Discretionary	11,117,862	11,117,862	—	—
Consumer Staples	9,124,656	9,124,656	—	—
Energy	5,288,029	5,288,029	—	—
Financials	18,630,934	18,630,934	—	—
Healthcare	16,968,626	16,968,626	—	—
Industrials	10,181,129	10,181,129	—	—
Information Technology	25,661,893	25,661,893	—	—
Materials	1,690,859	1,690,859	—	—
Utilities	1,980,236	1,980,236	—	—
TOTAL COMMON STOCKS	$113,869,987	$113,869,987	$—	$—
MASTER LIMITED PARTNERSHIP
Energy	690,724	690,724	—	—
REAL ESTATE INVESTMENT TRUST
Financials	997,937	997,937	—	—
Real Estate	4,816,961	4,816,961	—	—

TOTAL REAL ESTATE INVESTMENT TRUST	$5,814,898	$5,814,898	$—	$—
SHORT—TERM INVESTMENTS
Money Market Fund	243,110	243,110	—	—
TOTAL INVESTMENTS IN SECURITIES	$120,618,719	$120,618,719	$—	$—

Alger Mid Cap Growth Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$6,437,207	$6,437,207	$—	$—
Consumer Discretionary	23,046,728	23,046,728	—	—
Consumer Staples	1,746,391	1,746,391	—	—
Financials	10,197,564	10,197,564	—	—
Healthcare	36,716,267	36,303,891	412,376	—
Industrials	33,352,991	33,352,991	—	—
Information Technology	63,935,686	63,841,524	—	94,162
Materials	2,720,373	2,720,373	—	—
TOTAL COMMON STOCKS	$178,153,207	$177,646,669	$412,376	$94,162
PREFERRED STOCKS
Healthcare	232,787	—	—	232,787
Information Technology	434,056	—	—	434,056
TOTAL PREFERRED STOCKS	$666,843	$—	$—	$666,843
RIGHTS
Healthcare	1,905,891	—	—	1,905,891
REAL ESTATE INVESTMENT TRUST
Real Estate	5,077,555	5,077,555	—	—
TOTAL INVESTMENTS IN SECURITIES	$185,803,496	$182,724,224	$412,376	$2,666,896

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Mid Cap Focus Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$3,325,854	$3,325,854	$—	$—
Energy	773,730	773,730	—	—
Financials	1,056,578	1,056,578	—	—
Healthcare	11,609,404	11,609,404	—	—
Industrials	5,231,140	5,231,140	—	—
Information Technology	12,379,678	12,379,678	—	—
TOTAL COMMON STOCKS	$34,376,384	$34,376,384	$—	$—
TOTAL INVESTMENTS IN SECURITIES	$34,376,384	$34,376,384	$—	$—

Alger Weatherbie Specialized
Growth Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$98,825,627	$98,825,627	$—	$—
Energy	3,044,900	3,044,900	—	—
Financials	35,970,343	35,970,343	—	—
Healthcare	174,304,884	174,304,884	—	—
Industrials	74,673,088	74,673,088	—	—
Information Technology	202,664,087	202,664,087	—	—
Real Estate	37,997,079	37,997,079	—	—
TOTAL COMMON STOCKS	$627,480,008	$627,480,008	$—	$—
PREFERRED STOCKS
Healthcare	245,362	—	—	245,362
TOTAL INVESTMENTS IN SECURITIES	$627,725,370	$627,480,008	$—	$245,362

Alger Small Cap Growth Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$5,287,237	$5,287,237	$—	$—
Consumer Discretionary	11,506,319	11,506,319	—	—
Consumer Staples	1,119,469	1,119,469	—	—
Energy	2,348,533	2,348,533	—	—
Financials	7,480,663	7,480,663	—	—
Healthcare	64,470,362	64,470,362	—	—
Industrials	4,279,227	4,279,227	—	—
Information Technology	55,919,786	55,919,786	—	—
Materials	2,878,625	2,878,625	—	—
TOTAL COMMON STOCKS	$155,290,221	$155,290,221	$—	$—
PREFERRED STOCKS
Healthcare	53,729	—	—	53,729
RIGHTS
Healthcare	564,546	—	—	564,546
TOTAL INVESTMENTS IN SECURITIES	$155,908,496	$155,290,221	$—	$618,275

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Small Cap Focus Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$364,656,843	$364,656,843	$—	$—
Financials	81,844,240	81,844,240	—	—
Healthcare	1,904,735,885	1,904,735,885	—	—
Industrials	121,031,450	121,031,450	—	—
Information Technology	1,570,810,870	1,570,810,870	—	—
Materials	54,676,807	54,676,807	—	—
TOTAL COMMON STOCKS	$4,097,756,095	$4,097,756,095	$—	$—
RIGHTS
Healthcare	38,453	—	—	38,453
TOTAL INVESTMENTS IN SECURITIES	$4,097,794,548	$4,097,756,095	$—	$38,453

Alger International Focus Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$12,751,155	$3,683,382	$9,067,773	$—
Consumer Discretionary	28,353,408	17,938,577	10,414,831	—
Consumer Staples	6,700,038	4,289,004	2,411,034	—
Energy	4,425,881	—	4,425,881	—
Financials	20,747,561	1,800,339	18,947,222	—
Healthcare	18,415,842	3,224,046	15,191,796	—
Industrials	17,021,372	—	17,021,372	—
Information Technology	23,358,013	4,122,950	19,235,063	—
Materials	3,237,195	—	3,237,195	—
TOTAL COMMON STOCKS	$135,010,465	$35,058,298	$99,952,167	$—
TOTAL INVESTMENTS IN SECURITIES	$135,010,465	$35,058,298	$99,952,167	$—

Alger Health Sciences Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Financials $	$3,210,955	$3,210,955	$—	$—
Healthcare	189,858,578	187,613,482	2,245,096	—
TOTAL COMMON STOCKS $	$193,069,533	$190,824,437	$2,245,096	$—
PREFERRED STOCKS
Healthcare	951,208	—	—	951,208
RIGHTS
Healthcare	6,728,755	407,658	—	6,321,097
REAL ESTATE INVESTMENT TRUST
Real Estate	1,958,400	1,958,400	—	—
TOTAL INVESTMENTS IN SECURITIES $	$202,707,896	$193,190,495	$2,245,096	$7,272,305

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Capital Appreciation Fund	Common Stocks
Opening balance at November 1, 2019	$6,002,522
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	314,388
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2020	6,316,910
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2020	$314,388

Alger Capital Appreciation Fund	Preferred Stocks
Opening balance at November 1, 2019	$4,062,807
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2020	4,062,807
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2020	$—

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Mid Cap Growth Fund	Common Stocks
Opening balance at November 1, 2019	$94,162
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2020	94,162
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2020	$—

Alger Mid Cap Growth Fund	Preferred Stocks
Opening balance at November 1, 2019	$666,843
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2020	666,843
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2020	$—

Alger Mid Cap Growth Fund	Rights
Opening balance at November 1, 2019	$1,905,891
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2020	1,905,891
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2020	$—

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Weatherbie Specialized Growth Fund	Preferred Stocks
Opening balance at November 1, 2019	$245,362
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2020	245,362
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2020	$—

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Small Cap Growth Fund	Preferred Stocks
Opening balance at November 1, 2019	$53,729
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2020	53,729
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2020	$—

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Fund	Rights
Opening balance at November 1, 2019	$564,546
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2020	564,546
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2020	$—

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Small Cap Focus Fund	Rights
Opening balance at November 1, 2019	$38,453
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2020	38,453
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2020	$—

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Health Sciences Fund	Preferred Stocks
Opening balance at November 1, 2019	$951,208
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2020	951,208
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2020	$—

Alger Health Sciences Fund	Rights
Opening balance at November 1, 2019	$6,321,097
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2020	6,321,097
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2020	$—

The following table provides quantitative information about our Level 3 fair value measurements of our investments as of January 31, 2020. In addition to the methodologies and inputs noted in the table below, according to our valuation policy we may also use other valuation methodologies and inputs when determining our fair value measurements. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to our fair value measurements.

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Fair Value January 31, 2020	Valuation Methodology	Unobservable Input	Input/Range	Weighted Average Inputs
Alger Capital Appreciation Fund
Common Stocks	$881,371	Market Approach	Transaction Price	N/A	N/A
Common Stocks	5,435,539	Income Approach	Discount Rate	2.40%-11.30%	N/A
Preferred Stocks	4,062,807	Market Approach	Transaction Price	N/A	N/A
Alger Mid Cap Growth Fund
Common Stocks	$94,162	Market Approach	Transaction Price	N/A	N/A
Preferred Stocks	434,056	Market Approach	Transaction Price	N/A	N/A
Preferred Stocks	232,787	Income Approach	Discount Rate	55.00%-60.00%	N/A
Rights	1,905,891	Income Approach	Discount Rate	4.82%-5.22%	N/A
Alger Weatherbie Specialized Growth Fund
Preferred Stocks	$245,362	Income Approach	Discount Rate	55.00%-60.00%	N/A
Alger Small Cap Growth Fund
Preferred Stocks	$53,729	Income Approach	Discount Rate	55.00%-60.00%	N/A
Rights	564,546	Income Approach	Discount Rate	4.82%-5.22%	N/A
Alger Small Cap Focus Fund
Rights	$38,453	Income Approach	Discount Rate	4.82%-5.22%	N/A
Alger Health Sciences Fund
Preferred Stocks	$951,208	Income Approach	Discount Rate	55.00%-60.00%	N/A
Rights	6,321,097	Income Approach	Discount Rate	4.82%-5.22%	N/A

The significant unobservable inputs used in the fair value measurement of the Fund’s securities are revenue and EBITDA multiples, discount rates, and the probabilities of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurements than those noted in the table above. Generally, increases in revenue and EBITDA multiples, decreases in discount rates, and increases in the probabilities of success result in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probabilities of success result in lower fair value measurements.

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

As of January 31, 2020, there were no transfers of securities between Level 1 and Level 2.

Certain of the Funds’ assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statements purposes. As of January 31, 2020, such assets were categorized within the ASC 820 disclosure hierarchy as follows:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Cash, foreign cash and cash equivalents:
Alger Capital Appreciation Fund	$72,070,935	$—	$72,070,935	$—
Alger 25 Fund	305,479	—	305,479	—
Alger 35 Fund	778,150	—	778,150	—
Alger Growth & Income Fund	1,521,474	—	1,521,474	—
Alger Mid Cap Growth Fund	1,810,624	—	1,810,624	—
Alger Mid Cap Focus Fund	844,113	—	844,113	—
Alger Weatherbie Specialized Growth Fund	30,880,818	—	30,880,818	—
Alger Small Cap Growth Fund	8,583,999	—	8,583,999	—
Alger Small Cap Focus Fund	70,633,564	—	70,633,564	—
Alger International Focus Fund	5,787,254	307,310	5,479,944	—
Alger Health Sciences Fund	1,027	—	1,027	—

NOTE 4 — Derivatives:

Financial Accounting Standards Board Accounting Standards Codification 815 – Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Options — The Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, while also buying and selling call and put options on equities and equity indexes. The Funds purchase call options to increase their exposure to the stock market and also provide diversification of risk. The Funds purchase put options in order to protect from significant market declines that may occur over a short period of time. The Funds will write covered call and cash secured put options to generate cash flows while reducing the volatility of the Funds’ portfolios. The cash flows may be an important source of the Funds’ returns, although written call options may reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio. The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price. Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price. The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options. During the period ended January 31, 2020, options were used in accordance with these objectives.

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The Funds’ option contracts were not subject to any rights of offset with any counterparty. All of the Funds’ options were exchange traded which utilize a clearinghouse that acts as an intermediary between buyer and seller, receiving initial and maintenance margin from both, and guaranteeing performance of the option contract. The purchased options are exchange traded and not subject to any offsetting.

Forward Foreign Currency Contracts—In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Funds may enter into forward foreign currency contracts. Additionally, each Fund may enter into such contracts to economically hedge certain other foreign currency denominated investments. These contracts are valued at the current cost of covering or offsetting such contracts. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, a Fund could be exposed to foreign currency fluctuations.

NOTE 5 — Affiliated Securities:

The issuers of the securities listed below are deemed to be affiliates of the Funds because the Funds or their affiliates owned 5% or more of the issuer’s voting securities during all or part of the period ended January 31, 2020. Purchase and sale transactions, interest income and dividend income earned during the period were as follows:

							Net Increase
	Shares/			Shares/			(Decrease)
	Par at			Par at	Dividend/		in	Value at
	October 31,	Purchases/	Sales/	January 31,	Interest	Realized	Unrealized	January 31,
Security	2019	Conversion	Conversion	2020	Income	Gain (Loss)	App(Dep)	2020
Alger Mid Cap Growth Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D	219,610	—	—	219,610	$—	$—	$—	$232,787
Total					$—	$—	$—	$232,787

							Net Increase
	Shares/			Shares/			(Decrease)
	Par at			Par at	Dividend/		in	Value at
	October 31,	Purchases/	Sales/	January 31,	Interest	Realized	Unrealized	January 31,
Security	2019	Conversion	Conversion	2020	Income	Gain (Loss)	App(Dep)	2020
Alger Weatherbie Specialized Growth Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D	231,474	—	—	231,474	$—	$—	$—	$245,362
Total					$—	$—	$—	$245,362

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

							Net Increase
	Shares/			Shares/			(Decrease)
	Par at			Par at	Dividend/		in	Value at
	October 31,	Purchases/	Sales/	January 31,	Interest	Realized	Unrealized	January 31,
Security	2019	Conversion	Conversion	2020	Income	Gain (Loss)	App(Dep)	2020
Alger Small Cap Growth Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D	50,688	—	—	50,688	$—	$—	$—	$53,729
Total					$—	$—	$—	$53,729

							Net Increase
	Shares/			Shares/			(Decrease)
	Par at			Par at	Dividend/		in	Value at
	October 31,	Purchases/	Sales/	January 31,	Interest	Realized	Unrealized	January 31,
Security	2019	Conversion	Conversion	2020	Income	Gain (Loss)	App(Dep)	2020
Alger Health Sciences Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D	897,366	—	—	897,366	$—	$—	$—	$951,208
Total					$—	$—	$—	$951,208

NOTE 6 — Subsequent Events:

An outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019, and has now been detected globally. The General Partner continues to closely monitor the impact of the COVID-19 outbreak on the Fund, however the duration and severity of the outbreak and its effects on the Fund cannot be determined with certainty. The effect of the impact of COVID-19 has not been reflected in these financial statements; such impact may affect the future results of the Fund.